SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade creditors	$ 2,794,902	$ 3,118,757	$ 324,890
Accrued expenses	197,545	370,787	52,174
Total	$ 2,992,447	$ 3,489,544	$ 377,064